Compensation Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options D Y	Dec. 31, 2010 Stock Options Y	Dec. 31, 2009 Stock Options Y	Dec. 31, 2011 Restricted Stock and Performance Restricted Stock Units Y	Dec. 31, 2010 Restricted Stock and Performance Restricted Stock Units	Dec. 31, 2009 Restricted Stock and Performance Restricted Stock Units	Dec. 31, 2011 Restricted stock	Dec. 31, 2011 Restricted Stock Units	Aug. 31, 2006 Restricted Stock Units Chairman and Chief Executive Officer	Dec. 31, 2011 Restricted Stock Units Chairman and Chief Executive Officer	Dec. 31, 2011 23.34 - 25.52 Stock Options Y	Dec. 31, 2011 27.11 - 28.35 Stock Options Y	Dec. 31, 2011 31.95 - 39.72 Stock Options Y
Shares Authorized under Stock Option Plan Exercise Price Range
Exercise Price Range, Lower Range Limit (in dollars per share)														$ 23.34	$ 27.11	$ 31.95
Exercise Price Range, Upper Range Limit (in dollars per share)														$ 25.52	$ 28.35	$ 39.72
Shares under Options (in shares)				6,524,000										2,327,000	1,960,000	2,237,000
Weighted Average Exercise Price (in dollars per share)				$ 28.76										$ 23.81	$ 27.74	$ 34.80
Weighted Average Remaining Contractual Term (in years)				6.1										6.1	5.3	6.7
Currently Exercisable - Shares Under Options (in shares)				3,239,000										1,032,000	1,245,000	962,000
Currently Exercisable - Weighted Average Exercise Price (in dollars per share)				$ 28.60										$ 24.41	$ 27.39	$ 34.66
Share-based Compensation Arrangement by Share-based Payment Award, Options Unvested
Unvested at the beginning of the period (in shares)				3,889,000
Granted (in shares)				710,000
Vested (in shares)				(1,159,000)
Forfeited (in shares)				(155,000)
Unvested at the end of the period (in shares)				3,285,000	3,889,000
Unvested at the beginning of the period, weighted average grant date fair value (in dollars per share)				$ 3.24
Granted, weighted average grant date fair value (in dollars per share)				$ 5.97	$ 5.17	$ 2.23
Vested, weighted average grant date fair value (in dollars per share)				$ 3.10
Forfeited, weighted average grant date fair value (in dollars per share)				$ 5.54
Unvested at the end of the period, weighted average grant date fair value (in dollars per share)				$ 3.77	$ 3.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Information
Total vesting date intrinsic values of shares under options vested				$ 15.8	$ 10.7	$ 1.8
Total intrinsic value of vested shares under options at the end of the period				42.3
Proceeds received from options exercised				30.8	6.3	7.4
Total intrinsic value of options exercised				13.4	2.3	4.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Implied volatility traded option on common stock period (in days)				30
Risk-free rate (as a percent)				2.58%	2.77%	2.27%
Expected life (in years)				6.5	6.3	6.5
Expected volatility (as a percent)				31.80%	35.00%	26.00%
Expected dividend yield (as a percent)				6.10%	6.20%	7.30%
Restricted Stock and Performance Restricted Stock Units
Share-based compensation award vesting period, low end of the range (in years)							P3Y
Share-based compensation award vesting period, high end of the range (in years)							P5Y
Performance restricted stock unit is convertible into common stock (in shares)							1.00
Shares withheld to offset tax withholding obligations (in shares)							136,000	154,000	110,000
Weighted-average remaining vesting period of restricted stock and restricted stock units (in years)							3
Total fair values of restricted stock and restricted stock units vested							14.4	12.5	7.6
Stock-based awards, vesting period (in years)													10 years
Unvested restricted stock and performance restricted stock units activity
Unvested at the beginning of the period (in shares)										536,000	1,026,000
Granted (in shares)											764,000	219,000
Vested (in shares)										(162,000)	(228,000)
Forfeited (in shares)										(35,000)	(84,000)
Unvested at the end of the period (in shares)										339,000	1,478,000		303,000
Unvested at the beginning of the period, Weighted Average Grant Date Fair Value (in dollars per share)										$ 28.08	$ 29.71
Granted, Weighted Average Grant Date Fair Value (in dollars per share)											$ 37.22
Vested, Weighted Average Grant Date Fair Value (in dollars per share)										$ 28.91	$ 29.46
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)										$ 27.61	$ 34.51
Unvested at the end of the period, Weighted Average Grant Date Fair Value (in dollars per share)										$ 27.75	$ 32.59
Employee Benefit Plan
Matching contribution by Company, maximum percentage of participant's eligible compensation (as a percent)	4.00%
Matching contributions to Employee Benefit Plan	$ 0.8	$ 0.9	$ 0.7